Taxation (Details) - Schedule of Unrecognized Tax Benefits - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Unrecognized Tax Benefits [Abstract]
Balance at the beginning of the year/period	¥ (28,654)	¥ (30,772)
Additions	3,247	2,118
Balance at the end of the year/period	¥ (25,407)	¥ (28,654)